Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	As of December 31,
	2022	2023
Amounts due within one year	93,964	—
Less: unamortized deferred loan issuance costs	(3,606)	—
Borrowings—current portion	90,358	—
Amounts due after one year	837,186	—
Less: unamortized deferred loan issuance costs	(5,598)	—
Borrowings—non-current portion	831,588	—
Total	921,946	—